Material Partly-Owned Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Accumulated balances of material non-controlling interests	$ 36	$ 42	$ 41
Profit (loss) for the year	(7)	150	(171)
Total comprehensive income (loss) for the year, net of tax	7	9	(17)
Attributable to non-controlling interests	5	17	20
Non-current assets	4,881	5,416	5,726
Current assets	1,982	1,227	1,493
Non-current liabilities	(2,478)	(3,156)	(3,660)
Current liabilities	(1,709)	(793)	(855)
Total equity	2,676	2,694	2,704	$ 2,704	$ 2,754
Cash inflow (outflow) from operating activities	1,047	857	997
Cash inflow (outflow) from investing activities	(743)	(335)	(862)
Cash inflow (outflow) from financing activities	(177)	(393)	(148)
Net increase (decrease) in cash and cash equivalents	$ 127	$ 129	$ (13)
Cerro Vanguardia S.A. (CVSA)
Disclosure of subsidiaries [line items]
Non-controlling interest holding	7.50%	7.50%	7.50%
Profit (loss) allocated to material non-controlling interests	$ 5	$ 9	$ 7
Accumulated balances of material non-controlling interests	13	14	13
Revenue	390	498	517
Profit (loss) for the year	68	119	96
Total comprehensive income (loss) for the year, net of tax	68	119	96
Attributable to non-controlling interests	5	9	7
Dividends paid to non-controlling interests	(7)	(7)	(9)
Non-current assets	177	176	193
Current assets	202	215	171
Non-current liabilities	(120)	(112)	(103)
Current liabilities	(82)	(78)	(84)
Total equity	177	201	177
Cash inflow (outflow) from operating activities	107	179	189
Cash inflow (outflow) from investing activities	(30)	(36)	(55)
Cash inflow (outflow) from financing activities	(47)	(140)	(118)
Net increase (decrease) in cash and cash equivalents	$ 30	$ 3	$ 16
Société AngloGold Ashanti de Guinée S.A. (Siguiri)
Disclosure of subsidiaries [line items]
Non-controlling interest holding	15.00%	15.00%	15.00%
Profit (loss) allocated to material non-controlling interests	$ 0	$ 8	$ 13
Accumulated balances of material non-controlling interests	23	32	32
Revenue	349	365	489
Profit (loss) for the year	1	56	88
Total comprehensive income (loss) for the year, net of tax	1	56	88
Attributable to non-controlling interests	0	8	13
Dividends paid to non-controlling interests	(9)	(8)	(10)
Non-current assets	245	257	206
Current assets	170	157	189
Non-current liabilities	(141)	(64)	(101)
Current liabilities	(121)	(137)	(82)
Total equity	153	213	212
Cash inflow (outflow) from operating activities	46	84	152
Cash inflow (outflow) from investing activities	(22)	(96)	(82)
Cash inflow (outflow) from financing activities	(30)	(6)	(58)
Net increase (decrease) in cash and cash equivalents	$ (6)	$ (18)	$ 12